Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventory
	December 31
	2022	2021
	USD in thousands

Goods in transit	8	161
Finished goods	1,783	1,066
	1,791	1,227